Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Schedule of gross amount of goodwill and accumulated impairment losses
Kayser Myanmar
$

Gross as of April 1, 2020, March 31, 2021 and 2022	77

Accumulated impairment loss as of April 1, 2020	(77)

Accumulated impairment loss as at March 31, 2021 and 2022	(77)

Net as of March 31, 2021 and 2022	-

Schedule of movement of contract liabilities
	Year ended March 31,
	2021	2022
	$	$

At the beginning of the year	39	72
Deposits received	57	71
Recognized as revenue	(26)	(65)
Exchange	2	1

At the end of the year	72	79